MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Schedule of subsidiaries

Information on the Company’s subsidiaries as at December 31, 2025, all of which are wholly-owned, is as follows:

NAME OF SUBSIDIARY	PRINCIPAL ACTIVITY	COUNTRY OF INCORPORATION	YEAR OF INCORPORATION
Quartier Nouveau Monde Inc.	Real estate	Canada	2017
Nouveau Monde Europe LTD	Trading	England and Wales	2020
NMG Bécancour Inc.	Active anode material operations	Canada	2025
NMG Matawinie Inc.	Mining of natural flake graphite	Canada	2025

Schedule of depreciation rates of property, plant and equipment

Buildings	10-25 years
Equipment	2-15 years
Furniture and other IT equipment	3-7 years
Mining Infrastructure	Life of Mine (LOM)
Rolling Stock	5 years

Schedule of financial instruments

FINANCIAL ASSETS	CLASSIFICATION
Cash and cash equivalents	Amortized cost
Other receivables (excluding grants)	Amortized cost
Restricted cash and deposits	Amortized cost
Investment in listed shares	Fair value through profit or loss

FINANCIAL LIABILITIES	CLASSIFICATION
Accounts payable and accrued liabilities	Amortized cost
Borrowings	Amortized cost
Convertible Notes (debt host)	Amortized cost
Convertible Notes (embedded derivatives)	Fair value through profit or loss
Derivative warrant liability	Fair value through profit or loss